STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended	12 Months Ended
	May 28, 2025	Oct. 24, 2023	Oct. 01, 2023	Apr. 27, 2023	Apr. 01, 2023	Jun. 30, 2025	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								800,000,000	800,000,000	800,000,000	800,000,000
Preferred stock, shares authorized								80,000,000	80,000,000	80,000,000	80,000,000
Preferred stock, par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock shares outstanding								157,363,671	156,637,143	156,237,143
Preferred stock, shares outstanding								2,000,000	2,000,000	2,000,000
Preferred stock, voting rights								Each share of preferred stock has 100 votes per share and is convertible into 10 shares of common stock.	Each share of preferred stock has 100 votes per share and is convertible into 10 shares of common stock.
Number of shares issued for services				2,585,000
Percentage of sales commissions				20.00%
Issued for service value				$ 100,000
Accrued additional shares	234,605	491,923
Fair value recorded in stock payable	$ 10,792	$ 15,988				$ 10,792	$ 16,560		$ 16,560	$ 131,888
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services									400,000
Advisory fee									$ 16,560
Common stock shares issued	491,923		300,000		300,000
Common stock issued value					$ 15,900
Fair value recorded in stock payable						$ 727	$ 400		$ 400	$ 2,585